Other income (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of subsidiaries	[1]	SFr 37	[2]	SFr (150)		SFr 264
Share of net profits of associates and joint ventures		75	[3]	106	[3]	169
Impairment charges related to associates		(7)
Total		105		(44)		433
Financial assets available for sale
Net gains / (losses) from disposals		193		346		252
Impairment charges		(15)		(5)		(1)
Total		178		342		251
Net income from properties (excluding net gains / (losses) from disposals)	[4]	24		25		28
Net gains / (losses) from disposals of properties held for sale		0		125		378
Net gains / (losses) from disposals of loans and receivables		15		(3)		26
Other		189	[2]	154		(9)
Total other income		509		599		1,107
UBS AG
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of subsidiaries	[1]	37	[2]	(150)		264
Share of net profits of associates and joint ventures		75	[3]	106	[3]	169
Impairment charges related to associates		(7)
Total		105		(44)		433
Financial assets available for sale
Net gains / (losses) from disposals		193		346		252
Impairment charges		(15)		(5)		(1)
Total		178		342		251
Net income from properties (excluding net gains / (losses) from disposals)	[4]	23		25		28
Net gains / (losses) from disposals of properties held for sale		0		125		378
Net gains / (losses) from disposals of loans and receivables		15		(3)		26
Income from shared services provided to UBS Group AG or its subsidiaries		385	[5]	48		0
Other		234	[2]	192		(5)
Total other income		SFr 939		SFr 685		SFr 1,112

[1]	Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to disposed foreign subsidiaries and branches.
[2]	Net gains / (losses) from disposals of subsidiaries and Other include a net gain on sale of subsidiaries and businesses of CHF 153 million in Asset Management. Refer to Note 30 for more information.
[3]	For 2017, consists of CHF 60 million from associates and CHF 15 million from joint ventures. For 2016, consists of CHF 94 million from associates and CHF 12 million from joint ventures.
[4]	Includes net rent received from third parties and net operating expenses.
[5]	The increase in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.